Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 8,800.0
Total reinsurance recoverable on unpaid claims	1,795.9
Unallocated claims adjustment expense related to:	767.0
Total gross liability for unpaid claims and claim adjustment expense	11,368.0	$ 10,039.0	$ 8,857.4	$ 8,479.7
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	37.1
Total reinsurance recoverable on unpaid claims	154.9
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,675.3
Total reinsurance recoverable on unpaid claims	59.5
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	46.6
Total reinsurance recoverable on unpaid claims	0.0
Property Segment | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	224.7
Total reinsurance recoverable on unpaid claims	132.7
Short-duration Insurance Contracts, Liability for Unpaid Claims and Claim Adjustment Expense, Other Reconciling Item	5.1
Agency Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	3,555.9
Total reinsurance recoverable on unpaid claims	724.5
Agency Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	30.1
Total reinsurance recoverable on unpaid claims	0.0
Direct Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	3,219.1
Total reinsurance recoverable on unpaid claims	724.3
Direct Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	11.2
Total reinsurance recoverable on unpaid claims	$ 0.0